Finance income and finance costs - Summary of Detailed Information About Finance Costs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Finance Income [Abstract]
Changes in the fair value of derivatives	$ (130,412)	$ (5,906)
Interest on debt and borrowings	(79,834)	(56,631)
Loss on remeasurement of bonds	(63,127)	0
Interest on lease liabilities	(3,279)	(1,362)
Amortization of deferred debt issue costs	(762)	(401)
Finance costs	$ (277,414)	$ (64,300)